CONCENTRATION (Schedule of Major Supplier Concentrations) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Purchases from suppliers	$ 102,353,957	$ 111,611,457	$ 96,588,172
Supplier Concentration Risk [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	19.00%
Supplier Concentration Risk [Member] | Purchases [Member]
Concentration Risk [Line Items]
Purchases from suppliers	80,156,379	80,523,511	63,154,427
Concentration risk percentage	78.00%	89.00%	93.00%
Supplier Concentration Risk [Member] | Purchases [Member] | Company X (3rd Party) [Member]
Concentration Risk [Line Items]
Purchases from suppliers		39,484,102	11,261,250
Concentration risk percentage		44.00%	17.00%
Supplier Concentration Risk [Member] | Purchases [Member] | Company Y (3rd Party) [Member]
Concentration Risk [Line Items]
Purchases from suppliers	32,748,784		15,225,509
Concentration risk percentage	32.00%		22.00%
Supplier Concentration Risk [Member] | Purchases [Member] | Company Z (3rd Party) [Member]
Concentration Risk [Line Items]
Purchases from suppliers	47,407,595	30,028,975	27,622,232
Concentration risk percentage	46.00%	33.00%	41.00%
Supplier Concentration Risk [Member] | Purchases [Member] | Company U (3rd Party) [Member]
Concentration Risk [Line Items]
Purchases from suppliers		$ 11,010,434	$ 9,045,436
Concentration risk percentage		12.00%	13.00%